Offerings - Offering: 1	Oct. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	1,458,118
Proposed Maximum Offering Price per Unit	2.79
Maximum Aggregate Offering Price	$ 4,068,149.22
Fee Rate	0.01381%
Amount of Registration Fee	$ 561.81
Offering Note	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the registrant’s common stock reported on Nasdaq Capital Markets, LLC on October 15, 2025.

Represents the resale of (i) 1,429,528 shares of Common Stock issuable upon the exercise of common warrants to purchase 1,429,528 shares of Common Stock purchased by certain existing warrant holders in a private placement transaction pursuant to the terms of a warrant inducement letter agreement dated as of October 2, 2025, between us and the Warrant Inducement Holders; and (ii) 28,590 shares of Common Stock issuable upon the exercise of warrants to purchase 28,590 shares of Common Stock issued to designees of WallachBeth Capital LLC.